Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

The Company’s research and development efforts have been partially financed through royalty-bearing programs sponsored by the Israel Innovation Authority (“IIA”). In return for the IIA’s participation, the Company is committed to pay royalties at a rate ranging from 3% to 5% of sales of the products whose research was supported by grants received from the IIA, up to 100% of the amount of such participation received linked to the U.S. dollar. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. As of June 30, 2017, the Company received total grants from the IAA in the amount of $5,545 including LIBOR interest. The total amount of royalties charged to operations for the period ended June 30, 2017 and 2016 was approximately $155 and $50, respectively. As of June 30, 2017, the Company’s contingent liability for royalties, net of royalties paid or accrued, totaled approximately $1,188.

b.	The Company’s offices in Netanya, Israel, are leased under a non-cancelable operating lease expiring on February 28, 2022. In addition, the Company’s motor vehicles are leased under operating leases.

Annual minimum future rental commitments under these leases, at exchange rates in effect on June 30, 2016, are approximately as follows:

2017	$346
2018	633
2019	561
2020	436
2021	354
2022	59
$2,389

Lease expense for the six months periods ended June 30, 2017 and 2016, were $430 and $330, respectively.

c.	Floating charges have been recorded on all of the Company’s assets and specific charges have been recorded on certain assets in respect of the Company’s liabilities to its banks and other creditors, including its shareholders.

d.	The Company provides bank guarantees to its customers and others in the ordinary course of business. The guarantees which are provided to customers are to secure advances received at the commencement of a project or to secure performance of operational milestones. The total amount of bank guarantees provided to customers and others as of June 30, 2017, is approximately $945.